SCHEDULE OF FAIR VALUE MEASUREMENT NONRECURRING (Details) - Fair Value, Nonrecurring [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026
Defined Benefit Plan Disclosure [Line Items]
Certain Real Estate assets	$ 24,499,935	$ 18,065,871	$ 19,106,377
Total Assets	24,693,935	18,331,871	19,106,377
Goodwill for NTR Property Management	194,000	266,000
Goodwill Impairment Loss	72,000	185,000
Real Estate Impairment Loss	6,371,437	1,784,311
Asset Impairment Charges	6,443,437	1,969,311
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Certain Real Estate assets
Total Assets
Goodwill for NTR Property Management
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Certain Real Estate assets
Total Assets
Goodwill for NTR Property Management
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Certain Real Estate assets	24,499,935	18,065,871	19,106,377
Total Assets	24,693,935	18,331,871	$ 19,106,377
Goodwill for NTR Property Management	$ 194,000	$ 266,000